WARRANTS Outstanding Warrants (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants Outstanding	2,548,020
Warrants Vested	2,548,020
Range Two
Class of Warrant or Right [Line Items]
Exercise Price (usd per share)	$ 5.50	$ 5.50	$ 5.50
Warrants Outstanding	2,179,904
Warrants Vested	2,179,904
Weighted Average Remaining Life	4 months 18 days
Range Three
Class of Warrant or Right [Line Items]
Exercise Price (usd per share)	$ 9.25
Warrants Outstanding	210,000
Warrants Vested	210,000
Weighted Average Remaining Life	1 year 2 months 16 days
Range Four
Class of Warrant or Right [Line Items]
Exercise Price (usd per share)	$ 12.65
Warrants Outstanding	158,116
Warrants Vested	158,116
Weighted Average Remaining Life	3 years 10 months 25 days